Assets held for sale (Details) - Common shares in Roivant € / shares in Units, $ / shares in Units, € in Millions, $ in Millions	1 Months Ended	3 Months Ended
	Aug. 05, 2022 USD ($)	Jun. 30, 2022 EUR (€) $ / shares	Jun. 30, 2022 EUR (€) € / shares shares	Dec. 31, 2021 EUR (€)
Disclosure of analysis of single amount of discontinued operations [line items]
Number of shares sold | shares			352,041
Percentage of total shares held			25.00%
Average selling price per share | (per share)		$ 4.57	€ 4.36
Net proceeds from sale of shares	$ 1.6		€ 1.5
Cumulated loss on sale			2.8
Decline in the fair value			0.6
Fair value of remaining shares				€ 12.3
Assets held for sales
Disclosure of analysis of single amount of discontinued operations [line items]
Fair value of remaining shares		$ 4.1	€ 4.1